COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS
COMMITMENTS	18. COMMITMENTS Concession fees As of the date of the report, the concession fee payments under non-cancellable concession right agreements for all airlines in 2022 is around $137.